UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 9/30

Date of reporting period: 12/31/15

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                   as of December 31, 2015 (Unaudited)

Deutsche GNMA Fund

	Principal Amount ($)	Value ($)
Government National Mortgage Association 88.2%
Government National Mortgage Association:
2.99%, with various maturities from 3/15/2042 until 6/15/2042	2,471,661	2,501,338
3.0%, with various maturities from 9/15/2042 until 10/20/2044	65,598,449	66,737,984
3.1%, with various maturities from 10/15/2041 until 2/15/2042	3,321,221	3,389,151
3.25%, with various maturities from 9/15/2042 until 11/15/2042	4,268,275	4,402,020
3.5%, with various maturities from 1/15/2042 until 1/20/2046 (a)	394,979,151	412,131,885
4.0%, with various maturities from 8/20/2030 until 8/20/2045	151,344,815	162,055,084
4.25%, with various maturities from 9/15/2040 until 10/15/2041	1,506,379	1,613,512
4.49%, 7/15/2041	580,471	625,552
4.5%, with various maturities from 6/20/2033 until 8/20/2044	118,630,314	128,823,824
4.55%, 1/15/2041	2,653,375	2,877,331
4.625%, with various maturities from 4/15/2041 until 5/15/2041	942,505	1,030,619
5.0%, with various maturities from 3/20/2029 until 7/20/2041	176,671,698	195,881,667
5.5%, with various maturities from 12/15/2025 until 6/15/2042	124,807,266	140,470,624
6.0%, with various maturities from 8/20/2023 until 11/15/2039	79,510,035	91,573,586
6.5%, with various maturities from 11/20/2032 until 3/20/2041	12,538,252	14,141,097
7.0%, with various maturities from 1/15/2036 until 6/20/2039	1,920,138	2,129,160
7.5%, with various maturities from 6/20/2022 until 8/20/2032	163,943	199,011
Total Government National Mortgage Association (Cost $1,214,084,470)		1,230,583,445
Collateralized Mortgage Obligations 15.6%
Federal Home Loan Mortgage Corp.:
"EA", Series 2530, Principal Only, Zero Coupon, 1/15/2032	655,242	579,739
"OH", Series 3382, Principal Only, Zero Coupon, 11/15/2037	571,339	525,393
"CO", Series 3820, Principal Only, Zero Coupon, 3/15/2041	3,367,082	2,832,609
"PT", Series 3586, 1.925% *, 2/15/2038	3,569,569	3,338,508
"YI", Series 3936, Interest Only, 3.0%, 6/15/2025	801,257	39,200
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025	8,623,609	590,984
"DI", Series 3952, Interest Only, 3.0%, 11/15/2025	1,527,582	109,665
"EI", Series 3953, Interest Only, 3.0%, 11/15/2025	1,797,573	117,383
"IO", Series 3974, Interest Only, 3.0%, 12/15/2025	1,652,279	128,799
"GI", Series 3985, Interest Only, 3.0%, 10/15/2026	929,998	79,891
"DI", Series 4010, Interest Only, 3.0%, 2/15/2027	1,353,293	122,214
"PI", Series 4017, Interest Only, 3.0%, 3/15/2027	2,662,537	251,942
"EM", Series 4057, 3.0%, 6/15/2042	564,208	559,162
"PZ", Series 4094, 3.0%, 8/15/2042	6,625,331	5,913,887
"CZ", Series 4113, 3.0%, 9/15/2042	2,862,675	2,596,658
"EI", Series 3749, Interest Only, 3.5%, 3/15/2025	3,371,216	265,736
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041	8,904,778	1,505,524
"TZ", Series 3982, 4.0%, 1/15/2042	2,452,805	2,646,793
"ZC", Series 4158, 4.0%, 1/15/2043	656,134	639,720
"UZ", Series 4339, 4.0%, 2/15/2054	4,261,079	4,391,519
"UA", Series 4298, 4.0%, 2/15/2054	5,631,511	5,616,188
"JI", Series 3558, Interest Only, 4.5%, 12/15/2023	327,785	2,967
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038	10,308,634	967,954
"57", Series 256, Interest Only, 5.0%, 3/15/2023	754,560	56,719
"SY", Series 3035, Interest Only, 5.77% **, 9/15/2035	1,219,674	180,023
"SP", Series 3016, Interest Only, 5.78% **, 8/15/2035	238,511	16,943
"IO", Series 2580, Interest Only, 6.0%, 3/15/2033	326,607	73,300
"MI", Series 3871, Interest Only, 6.0%, 4/15/2040	1,378,066	176,563
"SG", Series 3033, Interest Only, 6.32% **, 9/15/2035	1,079,098	161,740
"SP", Series 4047, Interest Only, 6.32% **, 12/15/2037	8,261,089	1,185,248
"A", Series 172, Interest Only, 6.5%, 1/1/2024	122,267	21,652
"SB", Series 2742, Interest Only, 6.67% **, 1/15/2019	1,143,143	75,510
"SN", Series 3175, Interest Only, 6.82% **, 6/15/2036	3,199,718	659,415
Federal National Mortgage Association:
"CO", Series 2013-117, Principal Only, Zero Coupon, 5/25/2033	4,044,159	2,897,004
"AY", Series 2013-6, 2.0%, 2/25/2043	1,244,000	1,010,056
"DI", Series 2011-136, Interest Only, 3.0%, 1/25/2026	1,542,709	96,295
"LA", Series 2013-30, 3.0%, 3/25/2043	2,015,000	1,959,795
"Z", Series 2013-44, 3.0%, 5/25/2043	3,217,997	2,954,066
"HI", Series 2010-123, Interest Only, 3.5%, 3/25/2024	2,103,770	67,358
"KI", Series 2011-72, Interest Only, 3.5%, 3/25/2025	2,884,787	83,150
''IO", Series 2012-146, Interest Only, 3.5%, 1/25/2043	7,451,837	1,508,885
"BI", Series 2011-42, Interest Only, 4.0%, 8/25/2025	886,608	41,593
"4", Series 406, Interest Only, 4.0%, 9/25/2040	6,550,840	1,278,826
"C2", Series 410, Interest Only, 4.0%, 4/25/2042	6,450,902	1,277,844
"ZM", Series 2012-63, 4.0%, 6/25/2042	1,343,295	1,400,834
"25", Series 351, Interest Only, 4.5%, 5/25/2019	739,236	38,845
"CZ", Series 2011-99, 4.5%, 10/25/2041	16,944,607	19,012,690
"21", Series 334, Interest Only, 5.0%, 3/25/2018	566,394	21,985
"20", Series 334, Interest Only, 5.0%, 3/25/2018	471,773	18,221
''23", Series 339, Interest Only, 5.0%, 6/25/2018	432,359	17,405
"27", Series 351, Interest Only, 5.0%, 4/25/2019	195,815	10,899
"26", Series 381, Interest Only, 5.0%, 12/25/2020	156,825	12,068
"BI", Series 2010-10, Interest Only, 5.0%, 9/25/2035	40,702	107
"KT", Series 2007-32, 5.5%, 4/25/2037	740,382	797,881
"PJ", Series 2004-46, Interest Only, 5.578% **, 3/25/2034	2,784,987	383,330
"HS", Series 2009-87, Interest Only, 5.728% **, 11/25/2039	5,540,464	875,072
"WI", Series 2011-59, Interest Only, 6.0%, 5/25/2040	2,469,304	202,262
"PI", Series 2006-20, Interest Only, 6.258% **, 11/25/2030	10,760,608	1,545,357
"SA", Series 2005-17, Interest Only, 6.278% **, 3/25/2035	2,932,044	456,942
"SI", Series 2007-23, Interest Only, 6.348% **, 3/25/2037	2,258,246	381,250
"SJ", Series 2007-36, Interest Only, 6.348% **, 4/25/2037	1,665,943	278,364
"HI", Series 2010-2, Interest Only, 6.5%, 2/25/2040	1,519,669	464,242
"KI", Series 2005-65, Interest Only, 6.578% **, 8/25/2035	1,068,678	194,268
Government National Mortgage Association:
"PO", Series 2007-18, Principal Only, Zero Coupon, 5/20/2035	784,125	568,411
"KO", Series 2013-38, Principal Only, Zero Coupon, 1/20/2043	2,325,858	1,290,325
"HS", Series 2009-121, Interest Only, 1.0% **, 2/20/2037	4,962,294	191,120
"GZ", Series 2015-64, 2.0%, 5/20/2045	4,934,971	3,546,727
"HX", Series 2012-91, 3.0%, 9/20/2040	9,712,645	9,939,662
"ZD", Series 2013-37, 3.0%, 3/20/2043	80,548	79,427
"BZ", Series 2013-79, 3.0%, 5/20/2043	6,482,866	6,045,496
"LZ", Series 2013-180, 3.0%, 11/16/2043	12,453,614	11,954,989
"PI", Series 2012-47, Interest Only, 3.5%, 12/20/2039	13,325,149	1,265,616
"AD", Series 2014-190, 3.5%, 8/20/2040	7,386,614	7,654,294
"MZ", Series 2014-27, 3.5%, 12/20/2043	3,518,363	3,570,870
"IP", Series 2015-50, Interest Only, 4.0%, 9/20/2040	36,668,915	4,720,026
"Z", Series 2014-4, 4.0%, 1/20/2044	5,939,654	6,358,795
"LZ", Series 2014-44, 4.0%, 3/16/2044	4,343,153	4,616,301
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044	9,133,669	1,174,891
"LI", Series 2009-104, Interest Only, 4.5%, 12/16/2018	1,121,713	54,753
"ZC", Series 2003-86, 4.5%, 10/20/2033	1,326,281	1,430,309
"TI", Series 2010-115, Interest Only, 4.5%, 10/20/2037	1,481,885	83,827
"CI", Series 2011-111, Interest Only, 4.5%, 11/20/2037	795,744	26,213
"PI", Series 2010-94, Interest Only, 4.5%, 12/20/2037	1,842,589	111,128
"CI", Series 2010-87, Interest Only, 4.5%, 11/20/2038	1,500,000	280,972
"IN", Series 2011-18, Interest Only, 4.5%, 5/20/2039	1,286,186	119,614
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039	6,881,089	1,138,682
"ZA", Series 2010-3, 4.5%, 1/20/2040	3,913,235	4,262,801
"Z", Series 2010-169, 4.5%, 12/20/2040	8,028,936	8,468,163
"ZV", Series 2011-73, 4.5%, 5/20/2041	14,743,037	16,094,662
"IP", Series 2014-11, Interest Only, 4.5%, 1/20/2043	7,747,178	1,167,995
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044	5,458,435	917,583
"PZ", Series 2010-106, 4.75%, 8/20/2040	6,519,236	7,060,442
"GZ", Series 2005-44, 5.0%, 7/20/2035	5,044,828	5,840,352
"IJ", Series 2010-41, Interest Only, 5.0%, 9/20/2038	453,930	27,409
"Z", Series 2009-112, 5.0%, 11/20/2039	12,191,748	13,461,463
"UZ", Series 2010-37, 5.0%, 3/20/2040	1,447,723	1,664,666
"AI", Series 2008-40, Interest Only, 5.5%, 5/16/2023	647,209	43,019
"AI", Series 2008-46, Interest Only, 5.5%, 5/16/2023	504,400	30,566
"PC", Series 2003-19, 5.5%, 3/16/2033	3,064,431	3,400,022
"PI", Series 2005-73, Interest Only, 5.5%, 12/20/2034	909,514	68,081
"Z", Series 2006-12, 5.5%, 3/20/2036	110,987	135,930
"HZ", Series 2009-43, 5.5%, 6/20/2039	2,367,502	2,804,272
"YI", Series 2010-147, Interest Only, 5.5%, 7/16/2039	391,719	32,159
"DZ", Series 2009-106, 5.5%, 11/20/2039	202,462	244,495
"SH", Series 2010-14, Interest Only, 5.656% **, 2/16/2040	14,271,529	2,325,329
"BS", Series 2011-93, Interest Only, 5.756% **, 7/16/2041	14,070,583	2,428,189
"SA", Series 2012-84, Interest Only, 5.898% **, 12/20/2038	9,709,209	1,134,796
"ST", Series 2009-31, Interest Only, 5.948% **, 3/20/2039	428,370	56,912
"AV", Series 2010-14, Interest Only, 5.956% **, 2/16/2040	4,306,993	760,596
"CI", Series 2009-42, Interest Only, 6.0%, 8/16/2035	409,965	83,733
"QA", Series 2007-57, Interest Only, 6.098% **, 10/20/2037	1,850,544	302,730
"AI", Series 2007-38, Interest Only, 6.116% **, 6/16/2037	2,212,304	338,785
"SL", Series 2009-100, Interest Only, 6.156% **, 5/16/2039	1,475,702	139,224
"S", Series 2003-11, Interest Only, 6.206% **, 2/16/2033	1,068,910	155,767
"SL", Series 2007-26, Interest Only, 6.456% **, 5/16/2037	4,295,868	849,387
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039	677,470	169,026
"S", Series 1999-17, Interest Only, 7.856% **, 5/16/2029	544,223	101,893
"KX", Series 2014-81, 8.483% *, 8/20/2043	140,958	142,851
"SB", Series 2014-81, 15.425% *, 6/20/2044	318,058	413,164
Total Collateralized Mortgage Obligations (Cost $210,300,113)		217,065,352
U.S. Government Agency Sponsored Pass-Throughs 3.4%
Federal Home Loan Mortgage Corp., 3.5%, 5/1/2043 (a)	23,500,000	24,190,540
Federal National Mortgage Association:
4.0%, 1/1/2042	14,088,117	14,946,581
4.5%, 9/1/2044	2,452,279	2,649,926
4.5%, 11/1/2044	2,661,598	2,882,815
4.5%, 12/1/2044	2,220,188	2,397,864
Total U.S. Government Agency Sponsored Pass-Throughs (Cost $47,208,627)		47,067,726
Government & Agency Obligations 7.8%
U.S. Government Sponsored Agency 1.6%
Federal National Mortgage Association, 3.0%, 11/15/2027	23,250,000	22,860,144
U.S. Treasury Obligations 6.2%
U.S. Treasury Bill, 0.215% ***, 2/11/2016 (b)	2,631,000	2,630,634
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/2025	41,220,834	39,909,064
U.S. Treasury Note, 1.0%, 8/31/2016 (c)	28,149,000	28,206,171
U.S. Treasury Notes, 1.0%, 9/30/2016 (d)	16,000,000	16,031,872
		86,777,741
Total Government & Agency Obligations (Cost $110,517,093)		109,637,885
	Shares	Value ($)
Securities Lending Collateral 1.2%
Daily Assets Fund, 0.36% (e) (f) (Cost $16,400,000)	16,400,000	16,400,000
Cash Equivalents 5.0%
Central Cash Management Fund, 0.25% (e) (Cost $69,397,169)	69,397,169	69,397,169
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,667,907,472) †	121.2	1,690,151,577
Other Assets and Liabilities, Net	(21.2)	(295,362,161)
Net Assets	100.0	1,394,789,416

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2015.
**	These securities are shown at their current rate as of December 31, 2015.
***	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $1,668,654,718. At December 31, 2015, net unrealized appreciation for all securities based on tax cost was $21,496,859. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $37,066,734 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $15,569,875.
(a)	When-issued or delayed delivery security included.
(b)	At December 31, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	At December 31, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(d)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2015 amounted to $16,031,872, which is 1.1% of net assets.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At December 31, 2015, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized (Depreciation) ($)

U.S. Treasury Long Bond	USD	3/21/2016	419	64,421,250	(7,071)

At December 31, 2015, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized (Depreciation) ($)
Ultra Long U.S. Treasury Bond	USD	3/21/2016	648	102,829,500	(583,291)

Currency Abbreviation

USD	United States Dollar

At December 31, 2015, open written option contracts were as follows:

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (g)
Call Options
Receive Fixed - 5.132% - Pay Floating - 3-Month LIBOR	3/17/2016 3/17/2026	51,000,000[1]	3/15/2016	601,800	(5)

(g)	Unrealized appreciation on written options on interest rate swap contracts at December 31, 2015 was $601,795.

At December 31, 2015, open interest rate swap contracts were as follows:
Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
11/12/2015 11/12/2045	36,500,000	Fixed — 2.73%	Floating — 3-Month LIBOR	(1,063,543)	(1,063,543)
9/16/2015 9/17/2017	65,000,000	Fixed — 1.0%	Floating — 3-Month LIBOR	61,714	(81,392)
9/16/2015 9/16/2020	31,709,076	Fixed — 1.75%	Floating — 3-Month LIBOR	(145,896)	(161,124)
9/16/2015 9/16/2025	119,000,000	Fixed — 2.5%	Floating — 3-Month LIBOR	(3,973,667)	(3,948,527)
12/16/2015 12/16/2025	48,686,231	Fixed — 2.5%	Floating — 3-Month LIBOR	(1,472,484)	(345,955)
9/16/2015 9/16/2045	45,900,000	Fixed — 3.0%	Floating — 3-Month LIBOR	(3,952,071)	(2,869,864)
12/16/2015 12/16/2045	10,000,000	Fixed — 2.5%	Floating — 3-Month LIBOR	237,581	(793,843)
3/16/2016 3/16/2026	9,150	Fixed — 2.5%	Floating — 3-Month LIBOR	(225)	21
3/16/2016 3/16/2046	47,400,000	Fixed — 2.75%	Floating — 3-Month LIBOR	(1,207,240)	288,228
3/16/2016 3/16/2026	86,200,000	Floating — 3-Month LIBOR	Fixed — 2.5%	2,118,064	(669,019)
6/17/2015 6/17/2045	97,345,096	Floating — 3-Month LIBOR	Fixed — 2.5%	(2,231,076)	(2,317,132)
12/16/2015 12/16/2045	34,862,825	Floating — 3-Month LIBOR	Fixed — 2.569%	(298,247)	(298,247)

Total net unrealized depreciation	(12,260,397)

Counterparties:

1	BNP Paribas

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at December 31, 2015 is 0.61%.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities

The following is a summary of the inputs used as of December 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (h)
Government National Mortgage Association	$—	$1,230,583,445	$—	$1,230,583,445
Collateralized Mortgage Obligations	—	217,065,352	—	217,065,352
U.S. Government Agency Sponsored Pass-Throughs	—	47,067,726	—	47,067,726
Government & Agency Obligations	—	109,637,885	—	109,637,885
Short-Term Investments (h)	85,797,169	—	—	85,797,169
Derivatives (i)
Interest Rate Swap Contracts	—	288,249	—	288,249
Total	$85,797,169	$1,604,642,657	$—	$1,690,439,826
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Futures Contracts	$(590,362)	$—	$—	$(590,362)
Written Options	—	(5)	—	(5)
Interest Rate Swap Contracts	—	(11,879,627)	(669,019)	(12,548,646)
Total	$(590,362)	$(11,879,632)	$(669,019)	$(13,139,013)

There have been no transfers between fair value measurement levels during the period ended December 31, 2015.

(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Options
Interest Rate Contracts	$(590,362)	$(12,260,397)	$ 601,795

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche GNMA Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 22, 2016